Trade and Other Payables - Schedule of Other Payables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Non-trade payables	₩ 3,435,426	₩ 4,578,424
Accrued expenses	1,354,270	1,293,627
Operating deposits	995,215	833,482
Others	267,249	229,925
Less: non-current	(327,732)	(577,374)
Current	5,724,428	6,358,084
Credit sale liabilities settlement payable	₩ 1,151,722	₩ 1,612,495